Leases - Summary of Carrying Amounts of Lease Liabilities and Movements During Years (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Beginning balance	¥ 14,713	¥ 2,161
Additions	5,682	14,499
Accretion of interest	2,561	613	¥ 141
Covid-19 - related rent concessions from a lessor	(778)
Payments	(4,688)	(2,560)
Ending balance	17,490	14,713	¥ 2,161
Current	7,660	5,217
Non-current	¥ 9,830	¥ 9,496